Schedule of Investments (unaudited) August 31, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 46.8%

Aerospace & Defense — 0.5%
Embraer SA, 5.15%, 06/15/22	$40	$42,425
Rockwell Collins, Inc., 3.20%, 03/15/24	100	103,902

		146,327

Auto Components — 1.6%
Daimler Finance North America LLC, 8.50%, 01/18/31	15	22,451
Ford Motor Co., 7.40%, 11/01/46	15	17,780
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	200	199,818
General Motors Co., 6.25%, 10/02/43	20	22,483
General Motors Financial Co., Inc.:
3.20%, 07/06/21	100	101,229
3.95%, 04/13/24	25	25,855
5.25%, 03/01/26	50	54,627

		444,243

Banks — 4.0%
Bank of Nova Scotia, 4.38%, 01/13/21	50	51,648
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	50	49,998
Cooperatieve Rabobank UA, 4.50%, 01/11/21	100	103,311
Credit Suisse AG, New York, 5.40%, 01/14/20	80	80,856
Fifth Third Bancorp, 4.30%, 01/16/24	50	53,905
HSBC Holdings PLC, 5.10%, 04/05/21	100	104,381
HSBC USA, Inc., 3.50%, 06/23/24	100	104,734
ING Groep NV, 3.15%, 03/29/22	200	205,027
KeyCorp, 5.10%, 03/24/21	100	104,480
Sumitomo Mitsui Financial Group, Inc., 2.06%, 07/14/21	80	79,903
SVB Financial Group, 3.50%, 01/29/25	50	52,001
Toronto-Dominion Bank, 2.50%, 12/14/20	100	100,657

		1,090,901

Beverages — 0.6%
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	75	84,709
PepsiCo, Inc.:
3.00%, 10/15/27	50	53,620
4.45%, 04/14/46	25	31,675

		170,004

Biotechnology — 0.7%
Amgen, Inc., 4.40%, 05/01/45	25	28,441
Genzyme Corp., 5.00%, 06/15/20	80	81,959
Gilead Sciences, Inc., 4.60%, 09/01/35	35	41,906

Security	Par (000)	Value

Biotechnology (continued)
Hubbell, Inc., 3.50%, 02/15/28	$35	$36,509

		188,815

Cable Television Services — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	10	10,825

Capital Markets — 4.3%
Goldman Sachs Group, Inc.:
5.38%, 03/15/20	75	76,265
3.00%, 04/26/22	50	50,657
3.63%, 01/22/23	50	52,297
4.25%, 10/21/25	25	26,962
3.75%, 02/25/26	25	26,665
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)	50	53,722
6.25%, 02/01/41	25	35,471
4.80%, 07/08/44	10	12,295
Invesco Finance PLC, 3.75%, 01/15/26	75	80,678
Jefferies Group LLC:
6.88%, 04/15/21	100	106,660
6.50%, 01/20/43	20	23,302
Morgan Stanley:
5.75%, 01/25/21	100	104,943
4.88%, 11/01/22	50	53,787
5.00%, 11/24/25	50	56,405
3.88%, 01/27/26	75	81,082
4.38%, 01/22/47	15	18,231
Northern Trust Corp., 3.45%, 11/04/20	100	101,722
State Street Corp., 1.95%, 05/19/21	100	99,998
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	102,397

		1,163,539

Chemicals — 0.5%
Albemarle Corp., 4.15%, 12/01/24	50	53,614
Methanex Corp., 4.25%, 12/01/24	25	25,328
Sherwin-Williams Co., 3.30%, 02/01/25	50	51,265

		130,207

Communications Equipment — 0.1%
Juniper Networks, Inc., 4.35%, 06/15/25	25	26,805

Consumer Finance — 1.9%
American Express Co., 3.63%, 12/05/24	25	26,594
Automatic Data Processing, Inc., 2.25%, 09/15/20	80	80,229
Capital One Financial Corp., 3.80%, 01/31/28	45	48,060
Discover Financial Services:
5.20%, 04/27/22	50	53,768
3.75%, 03/04/25	25	26,317

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
IHS Markit Ltd.:
4.75%, 02/15/25(b)	$25	$27,247
4.25%, 05/01/29	35	37,935
S&P Global, Inc., 2.95%, 01/22/27	100	104,989
Synchrony Financial, 4.25%, 08/15/24	50	53,165
Visa, Inc., 3.65%, 09/15/47	50	58,291

		516,595

Containers & Packaging — 0.2%
International Paper Co., 3.80%, 01/15/26	50	53,551

Diversified Financial Services — 4.2%
American Express Credit Corp., 2.70%, 03/03/22	100	101,991
Bank of America Corp.:
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(a)	54	55,429
4.45%, 03/03/26	50	55,003
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)	100	106,880
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)	25	30,518
Brookfield Finance, Inc., 4.70%, 09/20/47	20	22,607
Charles Schwab Corp., 3.20%, 03/02/27	75	79,475
Citigroup, Inc.:
2.70%, 03/30/21	75	75,762
3.70%, 01/12/26	50	53,869
4.45%, 09/29/27	75	82,516
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)	50	54,229
8.13%, 07/15/39	25	41,779
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	100,854
JPMorgan Chase & Co.:
4.25%, 10/15/20	80	81,960
3.88%, 09/10/24	70	74,845
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)	100	107,179
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)	25	30,372

		1,155,268

Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
4.00%, 01/15/22	100	104,372
3.00%, 06/30/22	100	102,238
4.13%, 02/17/26	50	54,333
4.50%, 03/09/48	25	27,401
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	40,000

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.38%, 02/15/25	$53	$56,243
4.33%, 09/21/28	51	58,536

		443,123

Electric Utilities — 2.4%
Ameren Corp., 2.70%, 11/15/20	100	100,410
Avangrid, Inc., 3.15%, 12/01/24	50	51,746
Black Hills Corp., 4.25%, 11/30/23	20	21,391
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21	100	99,705
Commonwealth Edison Co., 3.40%, 09/01/21	50	51,124
Consolidated Edison, Inc., 2.00%, 05/15/21	125	124,948
Duke Energy Corp., 3.75%, 09/01/46	35	36,726
Florida Power & Light Co.:
4.13%, 06/01/48	20	24,290
3.99%, 03/01/49	15	17,932
NV Energy, Inc., 6.25%, 11/15/20	80	83,623
San Diego Gas & Electric Co., 4.15%, 05/15/48	15	17,597
Virginia Electric & Power Co., 4.60%, 12/01/48	15	18,817

		648,309

Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	42,659

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.:
2.80%, 06/01/20	50	50,167
2.25%, 01/15/22	50	50,195
4.00%, 06/01/25	100	107,565
3.95%, 03/15/29	25	27,251
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	18,619
Boston Properties LP, 5.63%, 11/15/20	100	103,349
Camden Property Trust, 2.95%, 12/15/22	20	20,508
Crown Castle International Corp.:
3.40%, 02/15/21	80	81,203
5.25%, 01/15/23	50	54,699
5.20%, 02/15/49	25	31,670
Hospitality Properties Trust:
4.25%, 02/15/21	100	101,649
5.00%, 08/15/22	50	52,536
Kilroy Realty LP, 3.80%, 01/15/23	20	20,990
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	50	53,526
Regency Centers Corp., 3.75%, 11/15/22	100	104,223

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co., 4.63%, 09/15/23	$50	$54,252

		932,402

Food & Staples Retailing — 0.6%
Costco Wholesale Corp., 1.70%, 12/15/19	80	79,887
Sysco Corp.:
2.60%, 06/12/22	50	50,628
4.45%, 03/15/48	25	29,962

		160,477

Food Products — 1.7%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	80	81,076
Conagra Brands, Inc., 4.60%, 11/01/25	50	55,186
Hershey Co., 4.13%, 12/01/20	75	76,915
Kellogg Co., 3.25%, 04/01/26	50	52,609
Kraft Heinz Foods Co.:
5.38%, 02/10/20	50	50,598
3.50%, 06/06/22	100	102,366
Tyson Foods, Inc., 4.50%, 06/15/22	50	53,066

		471,816

Health Care Equipment & Supplies — 0.5%
Baxter International, Inc., 3.50%, 08/15/46	40	40,821
Becton Dickinson & Co., 2.68%, 12/15/19	66	66,052
Medtronic, Inc., 4.63%, 03/15/45	25	32,487

		139,360

Health Care Providers & Services — 0.4%
HCA, Inc.:
5.25%, 06/15/26	25	28,213
5.50%, 06/15/47	40	45,945
UnitedHealth Group, Inc., 4.45%, 12/15/48	25	30,343

		104,501

Industrial Conglomerates — 0.6%
General Electric Co.:
2.10%, 12/11/19	100	99,704
3.45%, 05/15/24	75	76,123

		175,827

Insurance — 1.2%
Markel Corp., 4.90%, 07/01/22	70	74,756
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	51,940
3.50%, 03/10/25	50	53,231
4.20%, 03/01/48	10	11,705
4.90%, 03/15/49	30	38,859
MetLife, Inc., Series D, 4.37%, 09/15/23	70	76,368

Security	Par (000)	Value

Insurance (continued)
Travelers Cos., Inc., 3.75%, 05/15/46	$25	$28,129

		334,988

Interactive Media & Services — 0.8%
Alphabet, Inc.:
3.63%, 05/19/21	75	77,263
2.00%, 08/15/26	75	75,585
Expedia Group, Inc., 5.00%, 02/15/26	50	56,355

		209,203

IT Services — 0.3%
DXC Technology Co., 4.25%, 04/15/24	50	52,951
Fidelity National Information Services, Inc., 4.50%, 08/15/46	25	29,368

		82,319

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	80	82,871

Machinery — 0.2%
Ingersoll-Rand Luxembourg Finance SA, 4.50%, 03/21/49	25	29,333
Snap-on, Inc., 4.10%, 03/01/48	15	17,940

		47,273

Media — 1.5%
Bell Canada, Inc., 4.46%, 04/01/48	20	24,043
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	100	105,526
4.91%, 07/23/25	50	55,250
6.48%, 10/23/45	25	30,903
5.75%, 04/01/48	15	17,466
Fox Corp., 5.58%, 01/25/49(b)	35	45,583
Thomson Reuters Corp.:
4.30%, 11/23/23	100	107,197
5.85%, 04/15/40	30	36,717

		422,685

Metals & Mining — 0.6%
Newmont Goldcorp Corp., 3.63%, 06/09/21	80	81,561
Vale Overseas Ltd.:
4.38%, 01/11/22	48	49,605
6.88%, 11/10/39	20	25,181

		156,347

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49	$20	$24,124

Office Supplies & Equipment — 0.5%
VMware, Inc.:
2.95%, 08/21/22	50	50,722
3.90%, 08/21/27	75	76,616

		127,338

Oil, Gas & Consumable Fuels — 3.0%
BP Capital Markets PLC, 3.56%, 11/01/21	70	72,188
Buckeye Partners LP, 4.88%, 02/01/21	80	81,717
Canadian Natural Resources Ltd., 3.90%, 02/01/25	40	42,154
Chevron Corp., 3.19%, 06/24/23	70	73,284
Enbridge, Inc., 4.00%, 10/01/23	40	42,338
Energy Transfer Operating LP, 4.75%, 01/15/26	50	54,661
Enterprise Products Operating LLC, 4.80%, 02/01/49	15	17,676
EQM Midstream Partners LP, 6.50%, 07/15/48	10	9,793
Nexen, Inc., 6.40%, 05/15/37	25	35,758
Occidental Petroleum Corp., 3.40%, 04/15/26	25	25,390
ONEOK Partners LP, 3.38%, 10/01/22	70	71,767
Petroleos Mexicanos:
6.50%, 03/13/27	30	30,640
6.75%, 09/21/47	20	19,000
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	100	103,465
6.25%, 03/15/22	100	107,979
Valero Energy Corp., 4.90%, 03/15/45	25	28,750

		816,560

Personal Products — 0.7%
Procter & Gamble Co., 1.90%, 11/01/19	80	79,964
Unilever Capital Corp., 2.90%, 05/05/27	100	105,379

		185,343

Pharmaceuticals — 1.9%
Abbott Laboratories, 3.88%, 09/15/25	70	76,392
AbbVie, Inc., 4.25%, 11/14/28	50	54,479
AstraZeneca PLC, 3.38%, 11/16/25	50	53,017
Eli Lilly & Co., 3.95%, 03/15/49	35	41,001
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	50	54,437
Johnson & Johnson, 3.55%, 05/15/21	80	82,252

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC, 6.45%, 02/01/24	$70	$82,889
Zoetis, Inc., 3.25%, 02/01/23	70	72,393

		516,860

Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	26,318

Real Estate — 0.3%
Prologis LP, 3.75%, 11/01/25	75	82,338

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	80,147

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	25	24,229
Broadcom, Inc., 4.75%, 04/15/29(b)	50	52,662
NVIDIA Corp.:
2.20%, 09/16/21	150	150,485
3.20%, 09/16/26	100	105,060
Seagate HDD Cayman, 5.75%, 12/01/34	15	15,181
Texas Instruments, Inc., 1.85%, 05/15/22	100	100,170
Xilinx, Inc., 3.00%, 03/15/21	100	101,280

		549,067

Software — 1.0%
Autodesk, Inc.:
4.38%, 06/15/25	25	26,939
3.50%, 06/15/27	75	78,537
Electronic Arts, Inc., 3.70%, 03/01/21	100	102,012
Microsoft Corp., 3.70%, 08/08/46	50	58,789

		266,277

Specialty Retail — 0.9%
Best Buy Co., Inc., 5.50%, 03/15/21	80	83,231
Dollar Tree, Inc., 4.20%, 05/15/28	50	53,269
QVC, Inc.:
5.13%, 07/02/22	50	52,809
4.45%, 02/15/25	25	26,001
Tapestry, Inc., 4.25%, 04/01/25	40	41,410

		256,720

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.:
2.85%, 02/23/23	50	51,658
3.00%, 06/20/27	35	37,121
Dell International LLC/EMC Corp.(b):
5.45%, 06/15/23	25	27,169
5.30%, 10/01/29	25	27,089
8.35%, 07/15/46	10	13,135

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	$100	$101,451
4.40%, 10/15/22	50	52,984

		310,607

Total Corporate Bonds — 46.8% (Cost — $12,357,470)		12,792,939

Foreign Agency Obligations — 0.6%
Mexico Government International Bond, 5.55%, 01/21/45	30	36,930
Panama Government International Bond, 9.38%, 04/01/29	25	38,828
Philippine Government International Bond, 10.63%, 03/16/25	35	50,455
Uruguay Government International Bond, 4.38%, 10/27/27	25	27,765

Total Foreign Agency Obligations — 0.6% (Cost — $152,555)		153,978

U.S. Government Sponsored Agency Securities — 28.3%

Mortgage-Backed Securities — 28.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/01/35 - 09/01/49(c)	160	164,787
3.50%, 10/01/46 - 09/01/49(c)	720	749,767
4.00%, 05/01/33 - 09/01/49(c)	891	945,072
4.50%, 02/01/48 - 09/01/49(c)	880	935,688
5.00%, 06/01/39 - 09/01/49(c)	658	722,877
5.50%, 09/01/41 - 01/01/47	151	170,212
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 06/01/49	202	206,927
3.50%, 03/01/46 - 06/01/49	736	769,450
4.00%, 02/01/47 - 06/01/49	430	451,954
5.00%, 04/01/48 - 07/01/48	108	115,197
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 - 02/15/47	170	175,343
3.50%, 12/20/45 - 09/01/49(c)	793	829,272
4.00%, 03/20/46 - 09/01/49(c)	618	647,893
4.50%, 04/20/48 - 09/01/49(c)	650	682,504
5.00%, 05/20/48 - 09/01/49(c)	169	177,937

Total U.S. Government Sponsored Agency Securities — 28.3% (Cost — $7,632,634)		7,744,880

Security			Par (000)	Value

U.S. Treasury Obligations — 20.6%
U.S. Treasury Bonds:
3.63%, 02/15/44	$		600	$797,602
3.38%, 11/15/48			625	821,753
2.88%, 05/15/49			275	331,192
U.S. Treasury Notes:
2.88%, 10/31/20			1,000	1,012,930
7.25%, 08/15/22			200	233,281
6.25%, 08/15/23			500	592,461
2.00%, 06/30/24			1,200	1,232,578
2.38%, 08/15/24			200	209,125
7.50%, 11/15/24			200	260,875
6.00%, 02/15/26			100	127,965

Total U.S. Treasury Obligations — 20.6% (Cost — $5,230,786)				5,619,762

Total Long-Term Investments — 96.3% (Cost — $25,373,445)				26,311,559

			Shares

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.99%(d)(e)			924,804	924,804

Total Short-Term Securities — 3.4% (Cost — $924,804)				924,804

Total Investments Before TBA Sale Commitments — 99.7% (Cost — $26,298,249)				27,236,363

			Par (000)

TBA Sale Commitments(c) — (0.3%)

Mortgage-Backed Securities — (0.3%)
Fannie Mae Mortgage-Backed Securities 4.50%, 09/12/49		USD	75	(78,961)

Total TBA Sale Commitments — (0.3)% (Proceeds — $78,809)				(78,961)

Total Investments, Net of TBA Sale Commitments — 99.4% (Cost — $26,219,440)				27,157,402

Other Assets Less Liabilities — 0.6%				171,808

Net Assets — 100.0%				$27,329,210

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,055,396	(1,130,592)	924,804	$924,804	$8,889	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

EURIBOR — Euro Interbank Offered Rate

HIBOR — Hong Kong Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

OTC — Over-the-Counter

SIBOR — Singapore Interbank Offered Rate

STIBOR — Stockholm Interbank Offered Rate

TBA — To be announced

WIBOR — Warsaw Interbank Offered Rate

6

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT	1	09/06/19	$187	$(1)
10-Year Australian Treasury Bond	3	09/16/19	301	1,132
10-Year Canada Bond Future	2	12/18/19	218	1,905
10-Year U.S. Treasury Note	10	12/19/19	1,317	(824)
10-Year U.S. Ultra Long Treasury Note	5	12/19/19	722	(1,883)
Long U.S. Treasury Bond	6	12/19/19	992	(3,935)
5-Year U.S. Treasury Note	17	12/31/19	2,040	1,269

				(2,337)

Short Contracts
Euro Bund	8	09/06/19	1,575	(48,748)
Long Gilt Future	1	12/27/19	163	(1,741)
2-Year U.S. Treasury Note	1	12/31/19	216	(115)

				(50,604)

				$(52,941)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,891	EUR	30,000	Citibank N.A.	09/18/19	$883
USD	11,285	EUR	10,000	JPMorgan Chase Bank N.A.	09/18/19	282
USD	11,357	EUR	10,000	JPMorgan Chase Bank N.A.	09/18/19	355
USD	2,552	HKD	20,000	Citibank N.A.	09/18/19	1
USD	2,552	HKD	20,000	Citibank N.A.	09/18/19	1
USD	14,056	HKD	110,000	Citibank N.A.	09/18/19	25
USD	14,611	SGD	20,000	JPMorgan Chase Bank N.A.	09/18/19	197

						1,744

USD	29,880	CAD	40,000	Citibank N.A.	09/18/19	(170)

						$1,574

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B	USD	396	$(30,679)	$(27,179)	$(3,500)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

7

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.72%	Semi-Annual	N/A	08/19/21	GBP	60	$77	$(1)	$78
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.72%	Semi-Annual	N/A	08/19/21	GBP	80	102	(7)	109
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.72%	Semi-Annual	N/A	08/19/21	GBP	80	102	33	69
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	08/20/21	GBP	550	591	391	200
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	08/20/21	GBP	350	376	107	269
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.69%	Semi-Annual	N/A	08/21/21	GBP	230	165	(43)	208
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.69%	Semi-Annual	N/A	08/21/21	GBP	340	244	42	202
(0.55)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	08/22/21	EUR	730	(94)	164	(258)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.69%	Semi-Annual	N/A	08/22/21	GBP	110	69	(2)	71
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	08/22/21	GBP	110	132	3	129
(0.56)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	08/23/21	EUR	490	65	228	(163)
(0.53)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	08/26/21	EUR	360	(144)	7	(151)
1.74%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	N/A	09/06/21	USD	2,720	(12,333)	(867)	(11,466)
6-Month EURIBOR, (0.43)%	Semi-annual	(0.50)%	Annual	N/A	09/06/21	EUR	1,220	1,485	1,552	(67)
6-Month EURIBOR, (0.43)%	Semi-annual	(0.42)%	Annual	N/A	09/06/21	EUR	50	155	110	45
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.65%	Semi-Annual	N/A	09/06/21	GBP	1,130	(47)	(1,763)	1,716
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	09/06/21	GBP	1,120	1,637	684	953
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.57)%	Annual	N/A	09/06/21	EUR	1,193	(407)	(1,495)	1,088
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.57)%	Annual	N/A	09/06/21	EUR	1,193	(407)	(1,952)	1,545
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.50)%	Annual	N/A	09/06/21	EUR	1,220	1,485	2	1,483
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	09/06/21	GBP	550	806	(108)	914
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.71%	Semi-Annual	N/A	09/06/21	GBP	550	806	(101)	907
3-Month LIBOR, 2.14%	Quarterly	1.72%	Semi-Annual	N/A	09/06/24	USD	1,120	21,587	607	20,980
(0.26)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	09/06/24	EUR	15	(222)	(145)	(77)
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.29)%	Annual	N/A	09/06/24	EUR	470	6,281	802	5,479
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.30)%	Annual	N/A	09/06/24	EUR	470	5,834	226	5,608
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.63%	Semi-Annual	N/A	09/06/24	GBP	225	356	463	(107)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.60%	Semi-Annual	N/A	09/06/24	GBP	220	(35)	475	(510)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.61%	Semi-Annual	N/A	09/06/24	GBP	230	99	159	(60)
0.57%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A	09/06/24	GBP	450	924	2,225	(1,301)
0.57%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A	09/06/24	GBP	450	924	2,225	(1,301)
3-Month LIBOR, 2.14%	Quarterly	1.36%	Semi-Annual	N/A	09/06/24	USD	840	1,476	(1,251)	2,727
3-Month LIBOR, 2.14%	Quarterly	1.36%	Semi-Annual	N/A	09/06/24	USD	840	1,477	(177)	1,654
3-Month LIBOR, 2.14%	Quarterly	1.35%	Semi-Annual	N/A	09/06/24	USD	560	894	(355)	1,249
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.43)%	Annual	N/A	09/06/24	EUR	473	2,567	1,572	995
0.64%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A	09/06/24	GBP	460	(986)	200	(1,186)
0.65%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A	09/06/24	GBP	450	(1,052)	109	(1,161)
(0.54)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	09/06/24	EUR	473	404	1,811	(1,407)
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.43)%	Annual	N/A	09/06/24	EUR	473	2,568	364	2,204
(0.45)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A	09/06/24	EUR	485	(2,061)	(2,036)	(25)

8

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
(0.54)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A		09/06/24	EUR	473	$404	$2,658	$(2,254)
(0.45)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	N/A		09/06/24	EUR	485	(2,061)	272	(2,333)
0.68%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		09/06/24	GBP	225	(1,050)	365	(1,415)
0.64%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		09/06/24	GBP	230	(493)	956	(1,449)
0.68%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		09/06/24	GBP	225	(1,050)	393	(1,443)
0.64%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		09/06/24	GBP	230	(494)	984	(1,478)
7.12%	Monthly	MXN 28D TIIE, 8.26%	Monthly	09/18/19	(a)	09/11/24	MXN	290	(245)	—	(245)
3-Month JIBAR, 6.82%	Quarterly	7.77%	Quarterly	09/18/19	(a)	09/18/24	ZAR	920	2,329	1	2,328
2.32%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	660	(2,953)	1	(2,954)
(0.02)%	Semi-Annual	6-Month JPY LIBOR, (0.05)%	Semi-Annual	09/18/19	(a)	09/18/24	JPY	1,000	(77)	—	(77)
2.07%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	230	(679)	1	(680)
2.11%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	137	(440)	—	(440)
2.11%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	137	(442)	—	(442)
2.15%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	87	(300)	—	(300)
2.13%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	410	(1,361)	1	(1,362)
2.14%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	220	(744)	1	(745)
2.16%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	320	(1,119)	1	(1,120)
6-Month GBP LIBOR, 0.78%	Semi-Annual	1.24%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	10	382	—	382
0.08%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	60	(2,048)	20	(2,068)
0.10%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	30	(1,046)	1	(1,047)
0.06%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	120	(3,918)	3	(3,921)
3-Month JIBAR, 6.82%	Quarterly	7.48%	Quarterly	09/18/19	(a)	09/18/24	ZAR	1,660	2,828	2	2,826
0.02%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	100	(3,080)	2	(3,082)
6-Month GBP LIBOR, 0.78%	Semi-Annual	1.13%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	20	635	1	634
3-Month JIBAR, 6.82%	Quarterly	7.46%	Quarterly	09/18/19	(a)	09/18/24	ZAR	1,730	2,875	2	2,873
2.03%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	823	(2,230)	2	(2,232)
2.03%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	297	(808)	1	(809)
3-Month JIBAR, 6.82%	Quarterly	7.38%	Quarterly	09/18/19	(a)	09/18/24	ZAR	480	691	1	690
1.87%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	320	(547)	1	(548)
1.96%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	180	(917)	1	(918)
1.84%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	270	(424)	1	(425)
(0.13)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	10	(224)	—	(224)
1.94%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	215	(1,050)	1	(1,051)
1.98%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	215	(1,153)	1	(1,154)
6-Month BBR, 0.98%	Semi-Annual	1.30%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	20	296	—	296
1.83%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	357	(1,246)	2	(1,248)
6-Month BBR, 0.98%	Semi-Annual	1.19%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	90	1,011	1	1,010

9

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
1.66%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	280	$(122)	$1	$(123)
3-Month JIBAR, 6.82%	Quarterly	6.95%	Quarterly	09/18/19	(a)	09/18/24	ZAR	1,800	438	2	436
1.81%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	273	(896)	1	(897)
6-Month BBR, 0.98%	Semi-Annual	1.15%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	30	297	—	297
1.65%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	220	(86)	1	(87)
1.86%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	200	(775)	1	(776)
1.80%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	280	(902)	1	(903)
6-Month SIBOR, 1.69%	Semi-Annual	1.69%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	7	38	—	38
3-Month STIBOR, 0.01%	Quarterly	0.20%	Annual	09/18/19	(a)	09/18/24	SEK	310	574	1	573
1.83%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	210	(756)	1	(757)
6-Month SIBOR, 1.69%	Semi-Annual	1.62%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	72	239	1	238
3-Month STIBOR, 0.01%	Quarterly	0.15%	Annual	09/18/19	(a)	09/18/24	SEK	430	690	(2)	692
6-Month SIBOR, 1.69%	Semi-Annual	1.62%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	48	162	1	161
1.84%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	170	(629)	1	(630)
3-Month STIBOR, 0.01%	Quarterly	0.12%	Annual	09/18/19	(a)	09/18/24	SEK	450	659	49	610
6-Month SIBOR, 1.69%	Semi-Annual	1.67%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	70	355	1	354
(0.30)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	30	(379)	1	(380)
6-Month BBR, 0.98%	Semi-Annual	1.12%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	20	177	—	177
1.76%	Quarterly	3-Month HIBOR, 2.33%	Quarterly	09/18/19	(a)	09/18/24	HKD	330	(342)	1	(343)
(0.31)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	30	(358)	1	(359)
3-Month STIBOR, 0.01%	Quarterly	(0.01)%	Annual	09/18/19	(a)	09/18/24	SEK	400	309	1	308
1.84%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	120	(437)	1	(438)
6-Month SIBOR, 1.69%	Semi-Annual	1.63%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	50	184	1	183
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.61%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	30	13	1	12
3-Month STIBOR, 0.01%	Quarterly	(0.05)%	Annual	09/18/19	(a)	09/18/24	SEK	290	174	1	173
3-Month CAD BA, 1.52%	Semi-Annual	1.68%	Semi-Annual	09/18/19	(a)	09/18/24	CAD	30	180	—	180
3-Month STIBOR, 0.01%	Quarterly	(0.07)%	Annual	09/18/19	(a)	09/18/24	SEK	390	182	1	181
3-Month JIBAR, 6.82%	Quarterly	7.05%	Quarterly	09/18/19	(a)	09/18/24	ZAR	870	454	1	453
3-Month LIBOR, 2.14%	Quarterly	1.34%	Semi-Annual	09/18/19	(a)	09/18/24	USD	50	59	1	58
3-Month STIBOR, 0.01%	Quarterly	(0.17)%	Annual	09/18/19	(a)	09/18/24	SEK	250	(4)	1	(5)
3-Month LIBOR, 2.14%	Quarterly	1.36%	Semi-Annual	09/18/19	(a)	09/18/24	USD	120	246	2	244
0.64%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		08/19/29	GBP	10	(19)	61	(80)
0.64%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		08/19/29	GBP	10	(19)	36	(55)
0.67%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		08/20/29	GBP	120	(624)	(476)	(148)
0.65%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		08/21/29	GBP	60	(176)	49	(225)
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.25)%	Annual	N/A		08/22/29	EUR	70	192	(214)	406
0.67%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	N/A		08/22/29	GBP	30	(142)	14	(156)
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.28)%	Annual	N/A		08/23/29	EUR	50	(29)	(319)	290
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.25)%	Annual	N/A		08/26/29	EUR	20	56	131	(75)

10

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
0.17%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	960	$(48,662)	$(3,656)	$(45,006)
3-Month LIBOR, 2.14%	Quarterly	1.93%	Semi-Annual	09/06/19	(a)	09/06/29	USD	552	28,115	744	27,371
0.24%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	460	(26,997)	(9,691)	(17,306)
0.13%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	240	(11,050)	(1,709)	(9,341)
0.07%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	230	(9,015)	(490)	(8,525)
3-Month LIBOR, 2.14%	Quarterly	1.97%	Semi-Annual	09/06/19	(a)	09/06/29	USD	290	15,986	448	15,538
0.09%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	220	(8,962)	(1,652)	(7,310)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.77%	Semi-Annual	09/06/19	(a)	09/06/29	GBP	230	4,013	1,722	2,291
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.31)%	Annual	09/06/19	(a)	09/06/29	EUR	120	(552)	579	(1,131)
6-Month EURIBOR, (0.43)%	Semi-Annual	(0.31)%	Annual	09/06/19	(a)	09/06/29	EUR	120	(552)	155	(707)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.59%	Semi-Annual	09/06/19	(a)	09/06/29	GBP	230	(985)	(1,876)	891
1.41%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	09/06/19	(a)	09/06/29	USD	435	(990)	1,794	(2,784)
1.41%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	09/06/19	(a)	09/06/29	USD	435	(990)	1,092	(2,082)
1.43%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	09/06/19	(a)	09/06/29	USD	290	(998)	726	(1,724)
(0.11)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	237	(4,297)	(3,503)	(794)
(0.28)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	263	162	1,086	(924)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.65%	Semi-Annual	09/06/19	(a)	09/06/29	GBP	230	701	(452)	1,153
(0.11)%	Annual	6-Month EURIBOR, (0.43)%	Semi-Annual	09/06/19	(a)	09/06/29	EUR	237	(4,298)	(1,417)	(2,881)
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.65%	Semi-Annual	09/06/19	(a)	09/06/29	GBP	115	350	(1,363)	1,713
6-Month GBP LIBOR, 0.78%	Semi-Annual	0.65%	Semi-Annual	09/06/19	(a)	09/06/29	GBP	115	350	(1,411)	1,761
6-Month EURIBOR, (0.43)%	Semi-Annual	0.73%	Annual	09/06/19	(a)	09/06/49	EUR	370	79,241	5,296	73,945
2.18%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	09/06/19	(a)	09/06/49	USD	197	(30,877)	(351)	(30,526)
6-Month EURIBOR, (0.43)%	Semi-Annual	0.79%	Annual	09/06/19	(a)	09/06/49	EUR	150	35,144	9,310	25,834
2.21%	Semi-Annual	3-Month LIBOR, 2.14%	Quarterly	09/06/19	(a)	09/06/49	USD	110	(18,051)	(489)	(17,562)
6-Month EURIBOR, (0.43)%	Semi-Annual	0.63%	Annual	09/06/19	(a)	09/06/49	EUR	60	10,819	1,999	8,820
0.98%	Semi-Annual	6-Month GBP LIBOR, 0.78%	Semi-Annual	09/06/19	(a)	09/06/49	GBP	80	(8,325)	(1,646)	(6,679)
6-Month EURIBOR, (0.43)%	Semi-Annual	0.13%	Annual	09/06/19	(a)	09/06/49	EUR	100	966	(1,035)	2,001

									$14,381	$3,501	$10,880

(a)	Forward swaps.

11

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.45%	Quarterly	1.61%	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	45,970	$974	$—	$974
3-Month KRW CDC, 1.45%	Quarterly	1.55	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	67,970	1,269	—	1,269
3-Month KRW CDC, 1.45%	Quarterly	1.49	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	38,816	621	—	621
3-Month KRW CDC, 1.45%	Quarterly	1.48	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	38,822	613	—	613
3-Month KRW CDC, 1.45%	Quarterly	1.44	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	44,035	630	—	630
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	39,142	544	—	544
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	39,142	536	—	536
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	28,322	394	—	394
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	28,237	393	—	393
3-Month KRW CDC, 1.45%	Quarterly	1.28	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	32,720	248	—	248
3-Month KRW CDC, 1.45%	Quarterly	1.37	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	46,680	527	—	527
3-Month KRW CDC, 1.45%	Quarterly	1.32	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	99,310	926	—	926
3-Month KRW CDC, 1.45%	Quarterly	1.34	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	36,900	376	—	376
3-Month KRW CDC, 1.45%	Quarterly	1.14	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	62,770	136	—	136
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	Morgan Stanley & Co. International PLC	09/18/19	09/18/24	KRW	19,173	263	—	263
3-Month KRW CDC, 1.45%	Quarterly	1.43	Quarterly	Morgan Stanley & Co. International PLC	09/18/19	09/18/24	KRW	26,477	365	—	365
3-Month KRW CDC, 1.45%	Quarterly	1.44	Quarterly	Morgan Stanley & Co. International PLC	09/18/19	09/18/24	KRW	28,265	396	—	396
3-Month KRW CDC, 1.45%	Quarterly	1.44	Quarterly	Morgan Stanley & Co. International PLC	09/18/19	09/18/24	KRW	28,237	399	—	399
3-Month KRW CDC, 1.45%	Quarterly	1.49	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	38,822	621	—	621

									$10,231	$—	$10,231

(a)	Forward swap

12

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Corporate Bonds	$—	$12,792,939	$—	$12,792,939
Foreign Agency Obligations	—	153,978	—	153,978
U.S. Government Sponsored Agency Securities	—	7,744,880	—	7,744,880
U.S. Treasury Obligations	—	5,619,762	—	5,619,762
Short-Term Securities	924,804	—	—	924,804
Liabilities:
Investments:
TBA Sale Commitments	—	(78,961)	—	(78,961)

	$924,804	$26,232,598	$—	$27,157,402

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$1,744	$—	$1,744
Interest rate contracts	4,306	239,534	—	243,840
Liabilities:
Credit contracts	—	(3,500)	—	(3,500)
Forward foreign currency contracts	—	(170)	—	(170)
Interest rate contracts	(57,247)	(218,423)	—	(275,670)

	$(52,941)	$19,185	$—	$(33,756)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13